Cover Page Cover Page	Sep. 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2024
Entity Registrant Name	PATHWARD FINANCIAL, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22140
Entity Tax Identification Number	42-1406262
Entity Address, Address Line One	5501 South Broadband Lane
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57108
City Area Code	877
Local Phone Number	497-7497
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	CASH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000907471
Amendment Flag	false